Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Significant Accounting Policies
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the fiscal years presented, unless otherwise stated.

Basis of Preparation

Compliance with International Financial Reporting Standards

The consolidated financial statements of the SMBC Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement

The consolidated financial statements have been prepared under the historical cost basis except for the following:

•	trading assets and liabilities are measured at fair value;

•	derivative financial instruments are measured at fair value;

•	financial assets at fair value through profit or loss are measured at fair value;

•	available-for-sale financial assets are measured at fair value; and

•	liabilities and the assets recognized in consolidated statement of financial position in respect of defined benefit plans are the present value of the defined benefit obligation less the fair value of plan assets.

Functional and presentation currency

The consolidated financial statements are presented in Japanese yen, which is also the Company’s functional currency. All financial information presented in Japanese yen has been rounded to the nearest million, except as otherwise indicated.

Critical accounting estimates and judgments

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the accounting policies. Actual results may differ from these estimates. The notes to the consolidated financial statements set out areas involving a higher degree of judgment or complexity, or areas where assumptions are significant to the consolidated financial statements, such as allowance for loan losses (Notes 10, 32), fair value of financial instruments (Note 43), impairment of available-for-sale financial assets (Notes 9, 32), impairment of goodwill (Note 14), provision for interest repayment (Note 20), retirement benefits (Note 23) and deferred tax assets (Note 22).

Refer to Note 3 “Critical Accounting Estimates and Judgments” for further information.

New and Amended Accounting Standards Adopted by the SMBC Group

During the fiscal year ended March 31, 2018, a number of amendments to standards have become effective; however, they have not resulted in any material changes to the SMBC Group’s accounting policies.

Consolidation

Subsidiaries

Subsidiaries are all entities controlled by the SMBC Group. The SMBC Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The SMBC Group considers all facts and circumstances whether it controls an entity.

Where the relevant activities are directed through voting or similar rights, the SMBC Group considers that it controls an entity if it has the existing rights that give it the current ability to direct the operating and financing policies of the entity, in general by having a shareholding of more than 50% of the voting rights. The existence and effect of potential voting rights that are deemed to be substantive are taken into account when assessing whether the SMBC Group controls another entity.

Where the voting rights are not the dominant factor in deciding who controls the entity, the assessment of control is more complex and requires greater use of judgment. The SMBC Group assesses whether it controls an entity considering all facts and circumstances, such as the purpose and design of the entity, the relevant activities and how to make decisions about those activities.

The SMBC Group also determines whether it is acting as an agent or a principal in assessing whether it has control of another entity. An agent is a party primarily engaged to act on behalf and for the benefit of another party or parties and therefore does not control the entity. To make such judgments, the SMBC Group considers the overall relationship, especially all of the following factors: the scope of its decision-making authority over the entity, the rights held by other parties, the remuneration to which it is entitled in accordance with the remuneration agreement, and its exposure to variability of returns from other interests that it holds in the entity.

The SMBC Group reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the elements of control.

Subsidiaries are fully consolidated from the date on which the SMBC Group obtains control. They are deconsolidated from the date on which the SMBC Group loses control.

The acquisition method is used to account for the business combinations including the acquisition of subsidiaries by the SMBC Group. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred, the liabilities incurred and the equity interests issued. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The SMBC Group’s previously held equity interest in the acquiree is remeasured at fair value at the acquisition date and any gain or loss is recognized in profit or loss. For each business combination, the SMBC Group measures any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. The excess of the aggregate of the consideration transferred, the amount of any non-controlling interest and the acquisition-date fair value of the SMBC Group’s previously held equity interest in the acquiree over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed is recorded as goodwill in the consolidated statement of financial position. If the aggregate of the consideration transferred, the amount of any non-controlling interest and the acquisition-date fair value of the SMBC Group’s previously held equity interest in the acquiree is less than the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, the difference is recognized immediately in the consolidated income statement.

Inter-company transactions, balances and unrealized gains on transactions between the SMBC Group companies are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of impairment of the asset transferred. The accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the SMBC Group.

Non-controlling interests

Changes in the SMBC Group’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Interests in the equity of subsidiaries not attributable to the SMBC Group are reported in the consolidated statement of financial position as a separate component of equity as non-controlling interests. Profits or losses attributable to non-controlling interests are separately reported in the consolidated income statement.

Associates and joint ventures

An associate is an entity over which the SMBC Group has significant influence, but does not control the financial and operating policy decisions of the entity. Significant influence is generally presumed to exist when the SMBC Group holds 20% or more, but less than 50%, of the voting rights.

Entities that are jointly controlled by more than one party, including the SMBC Group, may be determined to be a joint venture.

The SMBC Group accounts for investments in associates and joint ventures using the equity method from the date on which they become associates or joint ventures. The SMBC Group discontinues the use of the equity method from the date on which the SMBC Group ceases to have significant influence or joint control over the investees.

Under the equity method, the SMBC Group’s investments in associates and joint ventures are initially recognized at cost. The carrying amount of the investments are subsequently increased or decreased to recognize the SMBC Group’s share of the post-acquisition profit or loss of the associate or joint venture and other movements included directly in the equity of the associate or joint venture. The SMBC Group’s share of the results of associates and joint ventures is based on the financial statements of its associates and joint ventures, adjusted to conform with the accounting policies of the SMBC Group. Profits on transactions between the SMBC Group and its associates and joint ventures are eliminated to the extent of the SMBC Group’s interest in the associates or joint ventures. Losses are also eliminated to the extent of the SMBC Group’s interest in the associates or joint ventures unless the transaction provides evidence of impairment in the asset transferred.

The carrying amounts of the investments in associates and joint ventures include goodwill (net of any accumulated impairment loss) arising on the acquisition of the interests in the entities. Because goodwill arising on the acquisition of the interest in an associate or joint venture is not separately recognized, it is not tested for impairment separately. Instead, the entire carrying amount of the investment in an associate or joint venture is tested for impairment as a single asset by comparing its recoverable amount, which is the higher of value in use and fair value less costs to sell, with its carrying amount, whenever there is any objective evidence that the investment is impaired. An impairment loss recognized in prior periods for the investment is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment since the last impairment loss was recognized. If this is the case, the carrying amount of the investment is increased to its recoverable amount. That increase is a reversal of an impairment loss.

When the SMBC Group’s share of losses in an associate or joint venture exceeds the SMBC Group’s carrying amount of the investment, the SMBC Group does not recognize further losses, unless it has a binding obligation or has made payments on behalf of the entity.

Segment Reporting

The SMBC Group determines its operating segments based on the management approach, which requires operating segments to be identified on the basis of internal reports about components of the entity that are regularly reviewed by management, in order to allocate resources to a segment and to assess its performance.

Foreign Currency Translation

Items included in the financial statements of each of the SMBC Group companies are measured using the currency of the primary economic environment in which the company operates (“the functional currency”). The consolidated financial statements are presented in Japanese yen, which is also the Company’s functional currency.

Transactions and balances

Foreign currency transactions that are denominated or settled in a foreign currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary items denominated in foreign currencies are translated using the exchange rate at the end of the reporting period. Foreign exchange gains and losses resulting from the retranslation and settlement of monetary items are recognized in the consolidated income statement. Non-monetary items that are measured at fair value in a foreign currency are translated into the functional currency using the exchange rate at the date the fair value is determined. Translation differences on certain of these items, such as equity instruments classified as available-for-sale financial assets, are not included in the consolidated income statement but are recognized directly in equity. Non-monetary items that are measured at historical cost in a foreign currency are translated into the functional currency using the exchange rate at the date of the initial transaction.

Foreign operations

The assets and liabilities of foreign operations are translated into the presentation currency of the SMBC Group using the exchange rate at the end of the reporting period, and their income statements are translated using the exchange rates at the dates of the transactions or average exchange rates where these approximate to actual rates.

The exchange differences arising on the translation of a foreign operation are included in other comprehensive income within equity and subsequently included in profit or loss on full or partial disposal of the operation.

Financial Assets

At initial recognition, the financial assets of the SMBC Group are classified into one of the following categories: trading assets, derivative financial instruments, financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments and available-for-sale financial assets.

Regular way purchases and sales of trading assets, derivative financial instruments, financial assets at fair value through profit or loss, held-to-maturity investments and available-for-sale financial assets are recognized on the trade date—the date on which the SMBC Group commits to purchase or sell the assets.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or where the SMBC Group has transferred substantially all the risks and rewards of ownership at a consolidated level. The SMBC Group consolidates all subsidiaries in accordance with IFRS 10 “Consolidated Financial Statements” before determining derecognition of financial assets under IAS 39 “Financial Instruments: Recognition and Measurement.”

Trading assets

Financial assets are classified as held for trading and included in “Trading assets” in the consolidated statement of financial position, if they are acquired principally for the purpose of selling in the near term or if they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Trading assets are initially recognized at fair value with transaction costs being recognized in the consolidated income statement, and subsequently measured at fair value. Gains and losses arising from changes in the fair values of trading assets are included in “Net trading income” in the consolidated income statement.

Derivative financial instruments

Derivatives are classified as held for trading unless they are designated as hedging instruments, and included in “Derivative financial instruments” in the consolidated statement of financial position. All derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. Derivatives are initially recognized at fair value with transaction costs being recognized in the consolidated income statement, and subsequently measured at fair value. Gains and losses arising from changes in the fair values of derivatives held for trading are included in “Net trading income” in the consolidated income statement.

The derivative component of a hybrid instrument containing both a derivative and non-derivative component (“host contract”) is referred to as an embedded derivative. Certain embedded derivatives are accounted for as separate derivatives, when their economic characteristics and risks are not closely related to those of the host contract and the hybrid instrument is not carried at fair value through profit or loss. These embedded derivatives are measured at fair value and are presented in the consolidated statement of financial position together with the host contract.

Financial assets at fair value through profit or loss

Financial assets, other than those held for trading, are classified as financial assets at fair value through profit or loss and are included in “Financial assets at fair value through profit or loss” in the consolidated statement of financial position, if they meet one of the following criteria, and are so designated by management:

•	the designation eliminates or significantly reduces a measurement or recognition inconsistency;

•	a group of financial assets is managed and its performance is evaluated on a fair value basis in accordance with a documented risk management or investment strategy; or

•	the instrument contains one or more embedded derivatives unless (a) the embedded derivative does not significantly modify the cash flows that otherwise would be required by the contract or (b) it is clear with little or no analysis that separation is prohibited.

In addition, the SMBC Group classifies the entire hybrid instrument at fair value through profit or loss when the SMBC Group is required to separate an embedded derivative from its host contract, but is unable to measure the embedded derivative separately either at acquisition or at the end of a subsequent reporting period. Financial assets at fair value through profit or loss are initially recognized at fair value with transaction costs being recognized in the consolidated income statement, and subsequently measured at fair value. Gains and losses arising from changes in the fair value of such financial assets are included in “Net income (loss) from financial assets at fair value through profit or loss” in the consolidated income statement.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market, other than:

•	those that the SMBC Group intends to sell immediately or in the near term, which are classified as held for trading, and those that the SMBC Group upon initial recognition designates as at fair value through profit or loss;

•	those that the SMBC Group upon initial recognition classifies as available-for-sale; or

•	those for which the SMBC Group may not recover substantially all of its initial investment, other than because of credit deterioration.

The financial assets classified as loans and receivables are mainly included in “Loans and advances” in the consolidated statement of financial position. Loans and receivables are initially recognized at fair value plus directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest method.

When the SMBC Group is the lessor in a lease agreement that transfers substantially all of the risks and rewards incidental to ownership of the asset to the lessee, the arrangement is classified as a finance lease and a receivable equal to the net investment in the lease is recognized and presented within “Loans and advances” in the consolidated statement of financial position.

Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets quoted in an active market with fixed or determinable payments and fixed maturities that the SMBC Group has the positive intention and ability to hold to maturity. If the SMBC Group were to sell other than an insignificant amount of held-to-maturity investments, the remaining investments in this category would be reclassified as available-for-sale financial assets. Held-to-maturity investments are initially recognized at fair value plus directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest method.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are classified as available-for-sale at initial recognition or are not classified into any of the other categories described above. Available-for-sale financial assets are initially recognized at fair value plus directly attributable transaction costs, and are subsequently measured at fair value.

Gains and losses arising from changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income, until they are derecognized or impaired. At that time, the cumulative gain or loss previously recognized in other comprehensive income is recognized in the consolidated income statement. However, interest income calculated using the effective interest method and foreign currency gains and losses on monetary assets classified as available-for-sale are recognized in the consolidated income statement. Dividends on available-for-sale equity instruments are recognized in the consolidated income statement when the entity’s right to receive payment is established.

Financial Liabilities

Financial liabilities, except for held for trading and derivatives, are initially recognized at fair value net of transaction costs incurred, including premiums, discounts and issuance costs, and subsequently measured at amortized cost based on the effective interest method. Financial liabilities carried at amortized cost are mainly “Deposits,” “Borrowings,” and “Debt securities in issue” included in the consolidated statement of financial position.

Financial liabilities are classified as held for trading if they are incurred principally for the purpose of repurchasing in the near term or if they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Financial liabilities held for trading and derivatives are mainly included in “Trading liabilities” and “Derivative financial instruments,” respectively, in the consolidated statement of financial position. Trading liabilities and derivatives are initially measured at fair value with transaction costs being recognized in the consolidated income statement, and subsequently measured at fair value. Gains and losses arising from changes in the fair values of such trading liabilities and derivatives are included in “Net trading income” in the consolidated income statement.

Financial liabilities are derecognized when they have been redeemed or otherwise extinguished.

Hedge Accounting

On April 1, 2017, the SMBC Group started to apply hedge accounting in order to reflect the effect of risk management activities on its consolidated financial statements to mitigate the foreign currency risk on exchange differences arising from the translation of net investments in foreign operations. The SMBC Group uses currency derivatives and foreign currency denominated financial liabilities as hedging instruments. The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in net trading income in the consolidated income statement. The cumulative gain or loss recognized in other comprehensive income is recognized in the profit or loss on the disposal or partial disposal of the foreign operation. For further information about hedge accounting, see Note 7 “Derivative Financial Instruments—Hedge accounting.”

Offsetting Financial Instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position, only if the SMBC Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis or to realize the asset and settle the liability simultaneously. In all other situations, they are presented on a gross basis.

Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value, the SMBC Group gives the highest priority to a quoted price in an active market for identical assets or liabilities. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. If there is no active market for the asset or liability, the SMBC Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. In cases where the SMBC Group manages a group of financial assets and financial liabilities on the basis of its net credit exposure, the fair value of the group of financial assets and financial liabilities is measured on the basis of the price that would be received to sell a net long position (i.e., an asset) or paid to transfer a net short position (i.e., a liability) for the credit risk exposure provided that certain criteria set forth in IFRS 13 “Fair Value Measurement” are met. Details of fair value measurement are described in Note 43 “Fair Value of Financial Assets and Liabilities.”

Recognition of Deferred Day One Profit and Loss

The best evidence of the fair value of a financial instrument at initial recognition is normally the transaction price (i.e., the fair value of the consideration given or received). However, if the fair value at initial recognition is not evidenced by a quoted price in an active market for an identical asset or liability nor based on a valuation technique that uses only data from observable markets, the difference between the fair value at initial recognition and the transaction price, commonly referred to as “day one profit and loss,” is not recognized as a gain or loss but adjusted to be deferred. The SMBC Group did not have any significant deferred day one profit and loss for the fiscal years ended March 31, 2018 and 2017.

Repurchase and Reverse Repurchase Agreements, and Securities Borrowing and Lending Agreements

In the ordinary course of business, the SMBC Group lends or sells securities under agreements to repurchase them at a predetermined price on a future date (“repos”). Since substantially all the risks and rewards are retained by the SMBC Group, the securities remain on the consolidated statement of financial position and a liability is recorded in respect of the consideration received. On the other hand, the SMBC Group borrows or purchases securities under agreements to resell them at a predetermined price on a future date (“reverse repos”). Since the SMBC Group does not retain the risks and rewards of ownership, these transactions are treated as collateralized loans and the securities are not included in the consolidated statement of financial position.

The difference between the sale and purchase price is accrued over the life of the transactions. Securities lent to counterparties remain on the consolidated statement of financial position. Securities borrowed are not recognized in the consolidated statement of financial position, unless these are sold to third parties, at which point the obligation to repurchase the securities is recorded as a trading liability at fair value and any subsequent gain or loss is included in “Net trading income” in the consolidated income statement.

For the fiscal years ended March 31, 2018 and 2017, there were no transactions pursuant to repurchase agreements, securities lending transactions or other transactions involving the transfer of financial assets with an obligation to repurchase such transferred assets that were treated as sales and hence derecognized for accounting purposes.

Impairment of Financial Assets

Loans and advances and held-to-maturity investments

At the end of each reporting period, the SMBC Group assesses whether there is any objective evidence that a financial asset or a group of financial assets is impaired.

A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

The criteria that the SMBC Group uses to determine that there is objective evidence of an impairment loss include:

•	significant financial difficulty of an issuer or an obligor;

•	a default or delinquency in interest or principal payments;

•	restructuring of a financial asset by the SMBC Group due to the borrower’s financial difficulties on terms that the SMBC Group would not otherwise consider;

•	indications that a borrower or issuer will enter bankruptcy;

•	disappearance of an active market for a security because of the borrower’s financial difficulties; and

•	other observable data relating to a group of assets, such as adverse changes in the payment status of borrowers or issuers in the group, or national or local economic conditions that correlate with defaults in the group.

The SMBC Group first assesses whether objective evidence of impairment exists individually for financial assets that are individually significant, and individually or collectively for financial assets that are not individually significant. If the SMBC Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is or continues to be recognized are not included in the collective assessment of impairment.

The allowance for individually significant impaired financial assets is measured by the discounted cash flow (“DCF”) method, which is used to calculate the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. If financial assets have a variable interest rate, the discount rate for measuring any impairment loss is the effective interest rate determined under the contract, for the current period. The estimated future cash flows are individually calculated taking into account factors including historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held.

The collective allowance for financial assets is classified into two types: (1) the allowance for impaired financial assets that are not individually significant, and (2) the allowance for non-impaired financial assets, which reflects incurred but not yet identified (“IBNI”) losses for the period between the impairment occurring and the loss being identified. The collective allowance is estimated by applying historical loss experience to groups of homogenous loans. The historical loss experience data includes the number of borrowers for whom objective evidence of impairment has been identified for the most recent rolling one-year period, and the amount ultimately recovered from impaired financial assets. The SMBC Group has collected and accumulated historical data on amounts ultimately recovered from impaired financial assets. The homogeneous groups are determined on the basis of similar credit risk characteristics. For every group, the SMBC Group’s grading processes are established considering asset type, industry, geographical location, collateral type, past-due status and other relevant characteristics (see Note 45 “Financial Risk Management”). These characteristics are relevant to the estimation of future cash flows for groups of such assets as being indicative of the debtors’ ability to pay all amounts due according to the contractual terms of the assets being evaluated. Historical loss experience is adjusted on the basis of current observable data, including bankruptcy trends after the occurrence of significant events which had a negative effect on the global economy and the economies in which a large portion of the SMBC Group’s assets are located, to reflect the effects of current conditions that did not affect the period on which the historical loss experience is based and to remove the effects of conditions in the historical period that do not currently exist.

The carrying amount of the asset is reduced by the impairment loss either directly or through the use of an allowance account. Changes in the carrying amount of the allowance account are recognized in the consolidated income statement. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the previously recognized impairment loss is reversed by adjusting the allowance account. The amount of the reversal is recognized in “Impairment charges on financial assets” in the consolidated income statement.

If a financial asset is determined to be uncollectible, it is written off against the related allowance account. Uncollectible financial assets are normally written off when there is no expectation of further recovery after any collateral is foreclosed and the amount of the loss has been determined. Those assets primarily include loans for borrowers that have been legally or formally declared bankrupt and borrowers that may not have been legally or formally declared bankrupt but are essentially bankrupt.

Loans and advances that would otherwise be past due or impaired, but whose terms have been renegotiated without providing any financial concessions, are not classified as impaired loans and advances as the terms of the renegotiated loans and advances do not result in a decrease in the net present value of the loan discounted at its original effective interest rate. The collective allowance is estimated for these loans and advances by including them in homogenous groups on the basis of applying the SMBC Group’s grading process, taking into account the renegotiation and their consequent higher risk status. These loans and advances are continually assessed for impairment until maturity or derecognition.

In addition, provisions for loan commitments are calculated where it is probable that the SMBC Group will incur a loss and recognized in other provisions (see Note 20 “Provisions”).

Available-for-sale financial assets

At the end of each reporting period, the SMBC Group assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired. In the case of equity instruments classified as available-for-sale, a significant or prolonged decline in the fair value of the instruments below cost is also considered in determining whether the assets are impaired. In the case of debt instruments classified as available-for-sale, impairment is assessed based on the same criteria as for loans and advances and held-to-maturity investments. If any objective evidence of impairment exists for available-for-sale financial assets, the cumulative loss—measured as the difference between the cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss—is removed from equity and recognized in the consolidated income statement.

Impairment losses recognized in the consolidated income statement on equity instruments classified as available-for-sale are not reversed through the consolidated income statement. For debt instruments classified as available-for-sale, if the fair value recovers in a subsequent period and it can be objectively associated with an event occurring after the impairment loss was recognized in the consolidated income statement, the impairment loss is reversed through the consolidated income statement.

Property, Plant and Equipment

All property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Additions and subsequent expenditures are capitalized only to the extent that they enhance the future economic benefits expected to be derived from the assets. Repairs and maintenance costs are expensed as incurred.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

•	Buildings: 7–50 years;

•	Leased assets: the shorter of the lease term and the estimated useful life, which is generally 5–20 years; and

•	Assets for rent (including assets for aircraft leasing business) and others: 2–40 years.

The residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period. Gains and losses on disposal are determined by comparing the proceeds with the carrying amount. These are included in “Other income” and “Other expenses” in the consolidated income statement.

Intangible Assets

Goodwill

Goodwill represents the excess of the aggregate of the consideration transferred, the amount of any non-controlling interest and the acquisition-date fair value of the SMBC Group’s previously held equity interest in the acquiree over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, and is initially recognized at the date of acquisition. Goodwill is allocated to cash-generating units for the purpose of impairment testing. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets. Impairment testing is performed at least annually and whenever there is an indication that the cash-generating unit may be impaired. When the SMBC Group disposes of all or part of a cash-generating unit to which goodwill is allocated, the goodwill associated with the cash-generating unit is included in the carrying amount of the cash-generating unit when determining the gain or loss on disposal.

Software

Purchased software is carried at cost less accumulated amortization and accumulated impairment losses, if any.

Expenditure on internally generated software is recognized as an asset if the SMBC Group can demonstrate its intention and ability to complete the development and use the software in a manner that will generate future economic benefits and it can reliably measure the costs to complete the development. Internally generated software is carried at capitalized cost less accumulated amortization and accumulated impairment losses, if any. Costs associated with maintaining software are expensed as incurred.

Software is amortized using the straight-line method over the estimated useful life, which is generally 5 to 10 years.

Contractual customer relationships and trademarks

Contractual customer relationships and trademarks acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships and trademarks are carried at cost less accumulated amortization or impairment losses, if any. Contractual customer relationships and trademarks are amortized using the straight-line method over their estimated useful lives, which are generally 10 to 20 years.

Other intangible assets

Other intangible assets primarily consist of leasehold rights. They are recognized only when the SMBC Group legally obtains the rights and can reliably measure the fair value. Leasehold rights have an indefinite useful life and they are not amortized but are tested for impairment annually.

Impairment of Non-Financial Assets

Non-financial assets are reviewed for impairment at the end of each reporting period and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. An impairment loss is recognized in the consolidated income statement if the asset’s carrying amount is greater than its estimated recoverable amount. The recoverable amount is estimated as the higher of the asset’s fair value less costs to sell and value in use. Value in use is the present value of the future cash flows expected to be derived from the asset. In addition, irrespective of whether there is any indication of impairment, intangible assets that have an indefinite useful life are tested for impairment annually.

For the purposes of conducting impairment reviews, assets are grouped into cash-generating units to which the assets belong. Non-financial assets other than impaired goodwill are reviewed for possible reversal of the impairment loss at the end of each reporting period. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if their carrying amount will be recovered principally through sale rather than through continuing use. In order to be classified as held for sale, the assets or disposal groups must be available for immediate sale in their present condition and their sale must be highly probable. Such assets or disposal groups are generally measured at the lower of their carrying amount and fair value less costs to sell.

Leases

As lessee

A lease agreement in which the lessor does not transfer to the lessee substantially all the risks and rewards of ownership of assets is classified as an operating lease. The leases entered into by the SMBC Group as a lessee are primarily operating leases. Operating lease payments, net of lease incentives received from the lessor, are recognized in the consolidated income statement on a straight-line basis over the lease term.

A lease agreement in which the lessor transfers to the lessee substantially all the risks and rewards of ownership of assets, with or without ultimate legal title, is classified as a finance lease. For finance leases, the SMBC Group initially recognizes the leased asset at the lower of the fair value of the asset or the present value of the minimum lease payments. Subsequent to initial recognition, assets are accounted for in accordance with the accounting policy applicable to those assets. The corresponding liability to the lessor is recognized as a lease obligation within “Borrowings” in the consolidated statement of financial position. Interest expense is recognized over the term of the lease based on the interest rate implicit in the lease so as to give a constant rate of interest on the remaining balance of the liability.

As lessor

When the SMBC Group acts as a lessor in an operating lease, the assets for rent are included in “Property, plant and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives on a basis consistent with similar assets in property, plant and equipment. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term and included in “Other income” in the consolidated income statement. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased assets and recognized as an expense on a straight-line basis over the lease term.

When the SMBC Group is a lessor in a finance lease, the leased assets are derecognized and the present value of the future lease payments is recognized as a lease receivable within “Loans and advances” in the consolidated statement of financial position. The difference between the gross receivables, i.e., undiscounted future cash flows, and the present value of the receivables is recognized as unearned finance income. Finance income is recognized over the lease term based on a pattern reflecting a constant periodic rate of return on the net investment in the finance lease.

Sale and leaseback

For sale and leaseback transactions leading to an operating lease, and the transaction took place at fair value, any profit or loss is recognized immediately. If the sale price is at or below fair value, any profit or loss is recognized immediately. However, if the loss is compensated for by future rentals at a below market price, the loss is deferred and amortized over the period that the asset is expected to be used. If the sale price is above fair value, any profit is deferred and amortized over the useful life of the asset. If the fair value of the asset is less than the carrying value of the asset at the date of transaction, that difference is recognized immediately as a loss on the sale.

Cash and Cash Equivalents

For the purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand, demand deposits, and other short-term highly liquid financial assets with original maturities of three months or less, which are subject to insignificant risk of changes in their fair value.

Provisions

A provision is recognized if, as a result of a past event, the SMBC Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Financial Guarantee Contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of a debt instrument. Such financial guarantees are given to banks, financial institutions and other bodies on behalf of customers to secure loans, overdrafts and other banking facilities. Financial guarantees are initially recognized at fair value on the date the guarantee is given.

Subsequent to initial recognition, the SMBC Group’s liabilities under such guarantees are measured at the higher of the initial measurement, less amortization calculated to recognize in the consolidated income statement the fee income earned over the guarantee period, and the best estimate of the expenditure required to settle any financial obligation arising at the end of the reporting period. These estimates are determined based on experience of similar transactions and history of past losses, supplemented by the judgment of management.

Any increase in the liability relating to financial guarantee contracts is included in “Other expenses” in the consolidated income statement.

Employee Benefits

The SMBC Group operates various retirement benefit plans and other employee benefit plans.

Retirement benefits

The SMBC Group has defined benefit plans, such as defined benefit pension plans and lump-sum severance indemnity plans, and defined contribution plans.

Defined benefit plans

The liabilities and the assets recognized in the consolidated statement of financial position in respect of defined benefit plans are the present value of the defined benefit obligation less the fair value of plan assets.

The present value of the defined benefit obligation is calculated annually by qualified actuaries. In calculating the present value of the defined benefit obligations, the related current service cost, and past service cost, the SMBC Group attributes the retirement benefits to years of service under the benefit formula. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using market yields of AA credit-rated corporate bonds that have terms to maturity approximating those of the related obligations. In cases where there is no deep market in corporate bonds with a sufficiently long maturity to match the estimated maturity of the benefit payments, the SMBC Group uses current market rates of the appropriate term to discount shorter term payments and estimates the discount rates for longer maturities by extrapolating current market rates along the yield curve.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions in the year, and return on plan assets excluding interest income are recognized in other comprehensive income and are never reclassified to profit or loss.

Past service costs are recognized immediately in the consolidated income statement.

When the calculations above result in a benefit to the SMBC Group, the recognized asset is limited to the present value of any economic benefits available in the form of any refunds from the plan or reductions in future contributions to the plan. An economic benefit is available to the SMBC Group if it is realizable during the life of the plan or on settlement of the plan obligations.

Defined contribution plans

Contributions to defined contribution plans are recognized as an expense in the consolidated income statement when they are due.

Other long-term employee benefits

The SMBC Group’s net obligation with respect to long-term employee benefits other than retirement benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value and the fair value of any related assets is deducted. The discount rates are market yields of AA credit-rated corporate bonds that have terms to maturity approximating those of the related obligations. The calculation of obligations is performed using the projected unit credit method. Any actuarial gains or losses and past service costs are recognized in the consolidated income statement in the period in which they arise.

Short-term employee benefits

Short-term employee benefits, such as salaries, paid absences and other benefits are accounted for on an accrual basis over the period in which employees have provided services. Bonuses are recognized to the extent that the SMBC Group has a present obligation to its employees that can be measured reliably.

Income Tax

Income tax expense comprises current and deferred taxes. Income tax expense is recognized in the consolidated income statement except for that related to items recognized directly in equity. In such case, the income tax expense is recognized in equity.

Current tax is the expected tax payable or receivable on the taxable profit or loss for the fiscal year.

Deferred taxes are recognized, using the balance sheet liability method, for temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred taxes are determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets principally arise from tax losses carried forward, impairment of investment securities and loans, and the allowance for loan losses.

Deferred taxes are not recognized for the following temporary differences: (a) the initial recognition of goodwill; (b) the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and (c) the temporary differences associated with investments in subsidiaries, associates, and joint ventures, when the parent investor is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized, only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized.

Debt and equity securities in issue

On initial recognition, financial instruments issued by the SMBC Group are classified in accordance with the substance of the contractual agreement as financial liabilities where the contractual arrangement results in the SMBC Group having an obligation to either deliver cash or another financial asset to the holder, or to satisfy the obligation other than by delivering a fixed number of equity shares in exchange for a fixed amount of cash or another financial asset. The instruments or their components are classified as equity where they do not meet the definition of a liability and show evidence of a residual interest in the entity’s assets after deducting all of its liabilities. Compound financial instruments that contain both liability and equity elements are accounted for separately with the equity component being assigned the residual amount after deducting from the entire value of the compound financial instrument the fair value of the liability component which has been determined separately.

Shareholders’ Equity

Stock issuance costs

Incremental costs directly attributable to the issuance of new shares or options including those issued as a result of a business combination transaction are deducted from the proceeds and shown in equity, net of tax.

Dividends on common stock and preferred stock

Dividends on common stock and preferred stock are recognized in equity in the period in which they are approved by the shareholders. Dividends for the fiscal year that are declared after the reporting period are described in Note 40 “Dividends Per Share.”

Treasury stock

Where the Company or any other member of the SMBC Group companies purchase the Company’s common or preferred stock, the consideration paid is deducted from equity as treasury stock until they are cancelled or sold. No gain or loss is recognized on the purchase, sale, or cancellation of the Company’s own equity instruments and the consideration paid or received is recognized in equity.

Interest Income and Expense

Interest income and expense for all financial instruments, except for those classified as held for trading and financial assets at fair value through profit or loss, are recognized in “Interest income” and “Interest expense” in the consolidated income statement using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or interest expense over the relevant period.

The effective interest rate is the rate that discounts the estimated future cash payments or receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, the SMBC Group estimates cash flows, considering the contractual terms of the financial instrument but not including future credit losses. The calculation includes fees and points paid or received between parties to the contract that are an integral part of the effective interest rate of the financial instrument, transaction costs and other premiums or discounts.

Once a financial asset or a group of similar financial assets has been written down as a result of an impairment loss, interest income is thereafter recognized using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. For financial assets measured at amortized cost, the interest rate is the original effective interest rate.

Fee and Commission Income

Fee and commission income includes fee and commission income arising from a diverse range of services that the SMBC Group provides to its customers. Fee and commission income can be divided into two categories: fee and commission income from providing transaction services, and fee and commission income earned from services that are provided over a certain period of time. Fee and commission income earned from providing transaction services is recognized when the service has been completed or the event has occurred. This fee and commission income includes fees on funds transfer and collection services, service charges from deposit accounts, fees and commissions on the securities business, underwriting fees, brokerage fees, and fee and commission income from other services. Fee and commission income earned from services over a period of time is recognized over that service period. This fee and commission income includes fees on credit-related businesses, investment fund businesses, and fee and commission income from other services. Loan commitment fees, together with the related direct cost, for loans that are likely to be drawn down are deferred and recognized as an adjustment to the effective interest rate on the loan. Loan commitment fees are recognized over the term of the commitment period when it is unlikely that a loan will be drawn down.

Net Trading Income

Net trading income consists of margins made on market-making and customer business, as well as changes in fair value of trading assets and liabilities and derivative financial instruments, caused by movements in interest rates, exchange rates, equity prices and other market variables. It also includes net interest and dividend income on trading assets and liabilities.

Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss

Net income (loss) from financial assets at fair value through profit or loss includes all gains and losses arising from changes in the fair value of these financial assets and sales of such assets, and interest and dividend income on these financial assets.

Net Investment Income

Net investment income includes gains and losses on the disposal of available-for-sale financial assets, and dividends from available-for-sale equity instruments.

Earnings Per Share

The SMBC Group presents basic and diluted earnings per share (“EPS”) data for its common stock. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the SMBC Group by the weighted average number of common stock outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common stock outstanding for the effects of all dilutive potential common stock including share options and other convertible instruments.

Recent Accounting Pronouncements

The SMBC Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:

Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)

In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued Effective Date of Amendments to IFRS 10 and IAS 28 to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on the equity accounting. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

IFRS 15 “Revenue from Contracts with Customers”

In May 2014, the IASB published IFRS 15 “Revenue from Contracts with Customers” to establish principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contract with customers. IFRS 15 replaces IAS 18 “Revenue,” IAS 11 “Construction Contracts,” IFRIC 13 “Customer Loyalty Programmes” and other related interpretations. The core principle of IFRS 15 is to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the entity expects to be entitled in exchange for those goods or services. IFRS 15 also requires enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively and improves guidance for multiple-element arrangements. The SMBC Group expects the primary impacts of the standard to be the capitalization of the incremental costs of obtaining a contract and costs incurred in fulfilling a contract in the credit card business, and the classification if certain incentives related to point programmes are performance obligations. The SMBC Group initially applies the standard on April 1, 2018. The SMBC Group will apply the standard retrospectively by adjusting the consolidated statement of financial position at the date of initial application, without any requirements to restate previous periods. The SMBC Group’s opening shareholders’ equity is expected to increase by approximately ¥15 billion post-tax, due to the capitalization of contract costs.

IFRS 9 “Financial Instruments”

In July 2014, the IASB published IFRS 9 “Financial Instruments,” which is the comprehensive standard to replace IAS 39. The standard contains the following new requirements for classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting.

Classification and measurement

The standard requires all financial assets to be classified into three categories, namely, amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVPL”), based on the business model within which they are held and their contractual cash flow characteristics. A financial asset is measured at amortized cost if the asset is held within a business model whose objective is to hold the asset in order to collect contractual cash flows, and the asset’s contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets are measured at FVOCI if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and SPPI requirements are met. Any financial assets that do not meet the criteria of amortized cost or FVOCI should be classified as FVPL, unless an entity makes an irrevocable election for non-trading equity instruments to be measured at FVOCI. Financial assets that would be otherwise measured at amortized cost or FVOCI can be designated at recognition to be measured at FVPL in order to eliminate or significantly reduce an accounting mismatch.

The standard maintains most of the requirements in IAS 39 regarding the classification and measurement of financial liabilities. However, with the new requirements, if an entity chooses to measure a financial liability at fair value, the amount of change in its fair value that is attributable to changes in the credit risk of that liability will be presented in other comprehensive income, rather than in profit or loss.

The SMBC Group has conducted assessments of business model and SPPI requirements to identify classification and measurement of financial assets under the standard. At initial application, the SMBC Group anticipates, with limited exceptions, that:

•	Trading assets, derivative financial instruments and financial assets at fair value through profit or loss will be measured at FVPL;

•	Available-for-sale debt instruments will be measured at FVOCI;

•	Available-for-sale equity instruments will be measured at FVPL or designated as FVOCI; and

•	Held-to-maturity investments and loans and advances will be measured at amortized cost.

Impairment

The standard introduces the expected credit loss (“ECL”) model, which is a new model for the recognition of impairment losses, to replace the incurred loss model in IAS 39. The impairment requirements apply to financial assets measured at amortized cost and FVOCI, lease receivables, certain loan commitments and financial guarantee contracts. Under the ECL model, an entity is required to account for expected credit losses from initial recognition of financial instruments and to recognize full lifetime expected losses on a timely basis. The ECL model will result in the recognition of impairment losses earlier than the incurred loss model.

At each reporting date, credit risk on a financial instrument should be assessed and a loss allowance should be measured for expected credit losses resulting from default events that are possible within the next 12 months, if the credit risk has not increased significantly since initial recognition (“Stage 1”). A loss allowance should be recognized at an amount equal to expected credit losses resulting from all possible default events over the expected life of the financial instrument for the financial assets which are assessed to have experienced a significant increase in credit risk (“Stage 2”) or for the credit-impaired financial assets (“Stage 3”). A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. These indicators are similar to those under IAS 39 including significant financial difficulty and default.

Quantitative and qualitative assessments are used to determine whether there has been a significant increase in credit risk on financial instruments. These assessments include comparing the risk of a default occurring on the financial instrument at the reporting date and that at the date of initial recognition. Financial instruments with risk of a default increasing more than the quantitative threshold defined by the SMBC Group are deemed to have experienced a significant increase in credit risk. In addition, financial instruments assessed to have high credit risk from the credit risk management practices of the SMBC Group are transferred to Stage 2. Furthermore, a significant increase in credit risk is presumed if principal and/or interest payments are more than 30 days past due.

The standard requires that expected credit losses should be measured to reflect an unbiased and probability-weighted amount, the time value of money, and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. To meet these requirements, the SMBC Group has built ECL models by leveraging the probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”) used in the Basel III regulatory framework, for instance by adjusting certain conservative factors in those PDs and LGDs. For financial assets at Stage 2, the SMBC Group will use the lifetime PDs developed to measure lifetime ECL and consider forward-looking macro-economic information. On the other hand, the discounted cash flow method will be continued to be applied for the measurement of the ECL for individually significant impaired financial assets. The allowance for financial assets in IFRS 9 will increase compared to that in IAS 39, as a result of an increase in the overall level of allowance for non-impaired financial assets. This is primarily due to the requirements under IFRS 9 to measure an allowance equal to 12 months ECL for those financial assets at Stage 1 and lifetime ECL for those at Stage 2, whereas the allowance for those financial assets is calculated for incurred losses with a relatively short loss identification period not longer than 12 months under IAS 39.

Hedge Accounting

The standard introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The standard aligns hedge accounting more closely with risk management and adopts a more principle-based approach than that under IAS 39. The standard includes an accounting policy choice to defer the adoption of hedge accounting under the standard and to continue with IAS 39.

Transition impact

The SMBC Group initially applies the standard on April 1, 2018. The SMBC Group will apply the classification and measurement and impairment requirements retrospectively by adjusting the consolidated statement of financial position at the date of initial application, without any requirements to restate previous periods. As for hedge accounting, the SMBC Group started to apply hedge accounting to a part of the hedge transactions whose hedged items were net investments in foreign operations under IAS 39, and has decided to apply the accounting policy to continue with IAS 39 hedge accounting for those hedge transactions. As the amended IFRS 7 “Financial Instruments: Disclosures” will be effective at the time of application of the standard, the SMBC Group will revise the related disclosures for hedge accounting from then.

The SMBC Group’s opening shareholders’ equity is expected to decrease by approximately ¥150 billion post-tax, primarily due to the new requirements for impairment. This estimate is based on accounting policies, assumptions, judgments and estimation techniques that remain subject to change until the SMBC Group finalizes its financial statements for the fiscal year ending March 31, 2019. The adoption of IFRS 9 has no impact on the SMBC Group’s Common Equity Tier 1 capital, as it is calculated under Japanese GAAP.

Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)

In June 2016, the IASB issued narrow-scope amendments to IFRS 2 “Share-based Payment” to clarify how to account for certain types of share-based payment transactions. The amendments are effective for annual periods beginning on or after January 1, 2018 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (Amendments to IFRS 4)

In September 2016, the IASB issued amendments to IFRS 4 “Insurance Contracts” to address concerns arising from implementing the new financial instruments standard, IFRS 9, before implementing the replacement standard that the IASB is developing for IFRS 4. These concerns include temporary volatility in reported results. The amendments introduce two approaches. One is an approach for entities that issue insurance contracts. This is applicable only when an entity first applies IFRS 9. The other is an approach for entities whose activities are predominantly connected with insurance. This is effective for annual periods beginning on or after January 1, 2018 and is not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Annual Improvements to IFRSs 2014-2016 Cycle

In December 2016, the IASB issued Annual Improvements to IFRSs 2014-2016 Cycle, which is a collection of amendments to three IFRSs. These are minor amendments that clarify, correct or remove redundant wordings in the standards. These improvements include the amendments effective for annual periods beginning on or after January 1, 2018 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

IFRIC Interpretation 22 “Foreign Currency Transactions and Advance Consideration”

In December 2016, the IASB issued IFRIC Interpretation 22 “Foreign Currency Transactions and Advance Consideration” to clarify the date of the transaction for the purpose of determining the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency in accordance with IAS 21 “The Effects of Changes in Foreign Exchange Rates.” The interpretation is effective for annual periods beginning on or after January 1, 2018 and is not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Transfers of Investment Property (Amendments to IAS 40)

In December 2016, the IASB issued amendments to IAS 40 “Investment Property” to clarify the requirements on transfers to, or from, investment property when, and only when, there is a change in use. The amendments are effective for annual periods beginning on or after January 1, 2018 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

IFRS 16 “Leases”

In January 2016, the IASB published IFRS 16 “Leases,” which sets out the principles for the recognition, measurement, presentation and disclosure of leases, replacing IAS 17 “Leases.” The standard introduces a single lessee accounting model and eliminates the classification of leases as either operating leases or finance leases, requiring a lessee to recognize assets and liabilities. A lessor continues to classify its leases as operating leases or finance leases, and to account for them differently. The standard is effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.

IFRIC 23 “Uncertainty over Income Tax Treatments”

In June 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments,” which clarifies how to apply the recognition and measurement requirements in IAS 12 “Income Taxes” when there is uncertainty over income tax treatments. IAS 12 specifies how to account for current and deferred tax, but not how to reflect the effects of uncertainty. This interpretation adds to the requirements in IAS 12 by specifying how to reflect the effects of uncertainty in accounting for income taxes. The interpretation is effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the interpretation will have on its consolidated financial statements.

Prepayment Features with Negative Compensation (Amendments to IFRS 9)

In October 2017, the IASB issued amendments to IFRS 9 to allow entities to measure particular prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income instead of at fair value through profit or loss, if a specified condition is met. The amendments are effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)

In October 2017, the IASB issued amendments to IAS 28 to clarify that entities account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9. The amendments are effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Annual Improvements to IFRSs 2015-2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRSs 2015-2017 Cycle, which is a collection of amendments to four IFRSs. These are amendments that either clarify the wording in the standard or correct relatively minor oversights or conflicts between existing requirements of the standards. These improvements include the amendments effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)

In February 2018, the IASB issued amendments to IAS 19 “Employee Benefits” to clarify how to determine current service cost and net interest for the period after a change to a defined benefit plan. When a change to a plan such as an amendment, curtailment or settlement takes place, IAS 19 requires an entity to remeasure its net defined benefit liability or asset. The amendments require an entity to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

IFRS 17 “Insurance Contracts”

In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4. IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost. The standard is effective for annual periods beginning on or after January 1, 2021. The SMBC Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.